Risks and Uncertainties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 250,312
Board [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	103,000
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Bank balance (in Dollars)	$ 71,538
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	40.70%	20.20%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	12.90%	18.90%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	11.60%		14.50%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage		16.20%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	11.00%		13.20%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage		14.50%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage			12.80%
Customer Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage		12.40%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage			11.90%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Customer concentration risk percentage	21.00%		21.00%